Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 5,464	¥ 10,886
General accounts	32,322	30,368
Separate accounts	16,243	14,606
Other	2,838	8,815
Total	1,219,073	1,182,140
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	112,011	112,317
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	132,858	124,002
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	31,306	28,037
Debt securities	74,500	79,086
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	214,783	210,479
Debt securities	124,373	122,465
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	228,083	222,077
Debt securities	244,292	219,002
Japanese plans [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	5,464	10,886
Other	8	8
Total	707,370	701,546
Japanese plans [member] | Level 1 [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	2,213	2,321
Japanese plans [member] | Level 1 [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	31,306	28,030
Debt securities	73,125	79,086
Japanese plans [member] | Level 1 [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	214,783	210,479
Debt securities	2,799	3,326
Japanese plans [member] | Level 1 [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	228,083	221,904
Debt securities	149,589	145,506
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
General accounts	32,322	30,368
Separate accounts	16,243	14,606
Other	2,830	8,807
Total	511,703	480,594
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	112,011	112,317
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	130,645	121,681
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities		7
Debt securities	1,375
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Debt securities	121,574	119,139
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities		173
Debt securities	94,703	73,496
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	5,659	4,813
Other	16,584	32,135
Total	807,528	795,561
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	61,459	50,900
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	73,972	63,529
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	53,357	51,738
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	268,001	255,076
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	18,333	15,272
Debt securities	183	107
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	92,774	76,562
Debt securities	105,986	100,106
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	98,659	101,028
Debt securities	12,561	44,295
Foreign plans [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	5,659	4,813
Other	(875)	(1,039)
Total	264,110	199,103
Foreign plans [member] | Level 1 [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	54,063	6,740
Foreign plans [member] | Level 1 [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	18,333	15,272
Foreign plans [member] | Level 1 [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	92,774	76,458
Foreign plans [member] | Level 1 [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	94,156	96,859
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Other	17,459	33,174
Total	543,418	596,458
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	61,459	50,900
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	73,972	63,529
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	53,357	51,738
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	213,938	248,336
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Debt securities	183	107
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities		104
Debt securities	105,986	100,106
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	4,503	4,169
Debt securities	¥ 12,561	¥ 44,295